PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT NET

Property, plant and equipment consisted of the following:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)
At cost:
Buildings	165,276	169,170
Mold and tooling	99,218	101,563
Computer and electronic equipment	6,707	6,993
Machinery and equipment	254,532	263,587
Vehicles	942	1,204
Other logistic equipment	7,449	7,641
Construction in progress(i)	14,591	15,201
Property, plant and equipment, subtotal	548,715	565,359
Less: accumulated depreciation(ii)	(379,298)	(380,090)
Less: accumulated impairment(iii)	(3,004)	(3,892)
Property, plant and equipment, net(iv)	166,413	181,377

(i)	Construction in progress primarily consists of the construction of Shandong Baoya, Xiangyang Yazhi New Energy Automobile Co., Ltd. (“Xiangyang Yazhi”), Dezhou Yarui New Energy Automobile Co., Ltd. (“Dezhou Yarui”) manufacturing plants and molds, toolings, machinery and equipment relating to the manufacturing.

(ii)	Depreciation expenses for the six months ended June 30, 2024 and 2023 were US$10,605 thousand and US$18,329 thousand, respectively.

(iii)	There was no impairment charges for the six months ended June 30, 2024 and 2023.

(iv)	The carrying amounts of buildings, molds and tooling, machines and equipment and other logistic equipment pledged by FAW Jilin to secure the borrowings were US$52,271 thousand and US$58,584 thousand as of June 30, 2024 and December 31, 2023, respectively.